Sale of Future Royalties Liability - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 01, 2024	Mar. 23, 2023	Mar. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sale Of Future Royalties Liability [Line Items]
Percentage of royalties received above annual threshold			67.00%
Amounts received at closing		$ 100,000	$ 100,000
Eligibility to receive additional payment amount (up to)			400,000
Payment (from) to Royalty Pharma	$ (25,000)			$ 3,456	$ (25,000)
Contract revenue				$ 4,659	$ 4,315	$ 750
Royalty Pharma
Sale Of Future Royalties Liability [Line Items]
Annual threshold, amount			$ 60,000
Percentage of royalties received above annual threshold			33.00%